Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (4.1%)
	Nucor Corp.	12,493	2,402
	Mueller Industries Inc.	27,336	1,405
	Boise Cascade Co.	9,576	1,301
	UFP Industries Inc.	9,070	1,040
	Reliance Steel & Aluminum Co.	1,441	463
	CF Industries Holdings Inc.	5,473	442
	Olin Corp.	8,052	433
	Olympic Steel Inc.	6,029	410
	LyondellBasell Industries NV Class A	3,139	315
	Hawkins Inc.	4,468	314
	Commercial Metals Co.	5,599	302
	Westlake Corp.	2,161	300
	Steel Dynamics Inc.	2,177	291
*	Clearwater Paper Corp.	4,977	196
*	US Silica Holdings Inc.	13,942	160
	Cabot Corp.	1,800	153
	Timken Co.	1,097	92
	Southern Copper Corp.	837	68
*	TimkenSteel Corp.	3,084	67
			10,154
Consumer Discretionary (20.1%)
	PulteGroup Inc.	21,109	2,288
*	Booking Holdings Inc.	599	2,078
*	Taylor Morrison Home Corp.	32,447	1,837
*	Lululemon Athletica Inc.	2,778	1,298
	PVH Corp.	9,348	1,278
*	AutoZone Inc.	405	1,217
	Walmart Inc.	19,557	1,146
	Costco Wholesale Corp.	1,458	1,085
	News Corp. Class B	37,905	1,061
*	O'Reilly Automotive Inc.	963	1,047
	TJX Cos. Inc.	10,466	1,038
*	M/I Homes Inc.	7,405	940
	Academy Sports & Outdoors Inc.	12,430	929
	Perdoceo Education Corp.	51,461	917
	H&R Block Inc.	18,065	884
	Lennar Corp. Class A	5,299	840
	Steelcase Inc. Class A	56,794	780
	Thor Industries Inc.	5,772	740
*	American Airlines Group Inc.	46,125	723
*	Skechers USA Inc. Class A	11,553	714
	Caleres Inc.	17,775	686

		Shares	Market Value ($000)
	Signet Jewelers Ltd.	6,607	672
*	G-III Apparel Group Ltd.	19,527	650
*	Deckers Outdoor Corp.	721	646
	Williams-Sonoma Inc.	2,723	641
*	Central Garden & Pet Co. Class A	16,843	635
	Meritage Homes Corp.	3,902	615
	DR Horton Inc.	3,979	595
*	NVR Inc.	76	580
*	Abercrombie & Fitch Co. Class A	4,298	549
*	Brinker International Inc.	11,490	532
	Ralph Lauren Corp.	2,862	532
	Scholastic Corp.	13,161	519
*	Cavco Industries Inc.	1,358	506
	Lennar Corp. Class B	3,331	491
	Dick's Sporting Goods Inc.	2,615	465
*	SkyWest Inc.	7,214	463
	American Eagle Outfitters Inc.	18,981	451
	Ethan Allen Interiors Inc.	12,934	432
	Tapestry Inc.	8,968	426
	Macy's Inc.	22,999	401
*	Urban Outfitters Inc.	9,539	396
*	1-800-Flowers.com Inc. Class A	37,170	387
*	Adtalem Global Education Inc.	7,656	379
*	YETI Holdings Inc.	9,177	377
	KB Home	5,614	373
	MillerKnoll Inc.	12,064	369
*	Tri Pointe Homes Inc.	10,339	366
	Murphy USA Inc.	867	362
*	Beazer Homes USA Inc.	11,480	360
*	Expedia Group Inc.	2,631	360
*	Dream Finders Homes Inc. Class A	9,000	352
*	AutoNation Inc.	2,335	350
	Winnebago Industries Inc.	4,699	337
*	Stride Inc.	5,602	335
*	Malibu Boats Inc. Class A	7,633	333
	Gap Inc.	17,545	332
*	Green Brick Partners Inc.	5,579	326
	Upbound Group Inc.	9,542	322
	Oxford Industries Inc.	3,007	305
	Genuine Parts Co.	2,026	302
	Build-A-Bear Workshop Inc.	12,351	296
	Nexstar Media Group Inc.	1,688	281
*	ODP Corp.	4,732	267
	Haverty Furniture Cos. Inc.	7,644	262
*	Cars.com Inc.	14,201	260
	Worthington Enterprises Inc.	4,051	252
*	Royal Caribbean Cruises Ltd.	2,000	247
	Rush Enterprises Inc. Class A	4,880	238
	Guess? Inc.	9,194	233
	Movado Group Inc.	7,845	225
	Bath & Body Works Inc.	4,655	213
	PriceSmart Inc.	2,456	207
	La-Z-Boy Inc.	5,164	196
*	Helen of Troy Ltd.	1,474	184
*	American Axle & Manufacturing Holdings Inc.	26,086	181
	Aaron's Co. Inc.	23,412	181
	Century Communities Inc.	2,066	178
*	Hovnanian Enterprises Inc. Class A	1,133	178

		Shares	Market Value ($000)
*	Amazon.com Inc.	1,000	177
*	AMC Networks Inc. Class A	13,509	175
*	Liberty Media Corp.-Liberty SiriusXM Class A	5,732	167
*	Grand Canyon Education Inc.	1,168	157
	BorgWarner Inc. (XNYS)	4,986	155
	Designer Brands Inc. Class A	14,530	153
	Strategic Education Inc.	1,370	152
	eBay Inc.	3,066	145
	Lowe's Cos. Inc.	597	144
	Sinclair Inc.	9,649	143
	Buckle Inc.	3,352	137
	Jack in the Box Inc.	1,821	133
	Best Buy Co. Inc.	1,626	132
	Penske Automotive Group Inc.	849	130
*	MasterCraft Boat Holdings Inc.	5,782	127
*	Liquidity Services Inc.	7,022	126
	Dillard's Inc. Class A	294	122
*	Knowles Corp.	7,422	121
	Ross Stores Inc.	814	121
	Acushnet Holdings Corp.	1,746	112
	Steven Madden Ltd.	2,557	109
	Shoe Carnival Inc.	3,339	109
*	Ulta Beauty Inc.	199	109
	Bloomin' Brands Inc.	3,939	107
	HNI Corp.	2,378	107
	Monarch Casino & Resort Inc.	1,487	105
*	Inspired Entertainment Inc.	9,225	91
	Hibbett Inc.	1,096	90
	Sonic Automotive Inc. Class A	1,684	88
*	Thryv Holdings Inc.	3,978	83
	Boyd Gaming Corp.	1,231	81
	Standard Motor Products Inc.	2,445	78
*	e.l.f. Beauty Inc.	366	76
	Inter Parfums Inc.	497	73
	Group 1 Automotive Inc.	246	67
*	SeaWorld Entertainment Inc.	1,299	67
	A-Mark Precious Metals Inc.	2,480	64
	International Game Technology plc	2,277	62
	Travel & Leisure Co.	1,297	58
	Tempur Sealy International Inc.	960	52
*	Asbury Automotive Group Inc.	233	49
			49,983
Consumer Staples (3.9%)
	McKesson Corp.	4,943	2,577
	Kroger Co.	22,131	1,098
	Kimberly-Clark Corp.	6,310	765
	Ingles Markets Inc. Class A	7,079	545
	Cencora Inc.	2,285	538
	Vector Group Ltd.	47,001	525
	Bunge Global SA	4,929	465
	Weis Markets Inc.	6,685	434
	Cal-Maine Foods Inc.	7,458	429
*	Performance Food Group Co.	5,529	424
	Molson Coors Beverage Co. Class B	6,056	378
	Coca-Cola Consolidated Inc.	393	330
	SpartanNash Co.	13,979	295
	John B Sanfilippo & Son Inc.	1,987	203
	Universal Corp.	3,864	186

		Shares	Market Value ($000)
	Casey's General Stores Inc.	601	183
*	Sprouts Farmers Market Inc.	2,571	161
	Dole plc	11,911	141
	ACCO Brands Corp.	20,266	113
			9,790
Energy (11.4%)
	Marathon Petroleum Corp.	15,252	2,581
	Valero Energy Corp.	15,307	2,165
	Phillips 66	12,628	1,800
	Exxon Mobil Corp.	14,352	1,500
	EOG Resources Inc.	12,289	1,407
	ConocoPhillips	12,019	1,353
	Chevron Corp.	8,234	1,252
	Occidental Petroleum Corp.	12,607	764
	Cheniere Energy Inc.	4,906	761
	SM Energy Co.	17,235	754
	SunCoke Energy Inc.	57,537	616
	Liberty Energy Inc.	27,563	589
*	Weatherford International plc	5,663	581
	HF Sinclair Corp.	10,215	567
	Chord Energy Corp.	3,334	542
	Coterra Energy Inc.	20,697	534
	Diamondback Energy Inc.	2,796	510
	TechnipFMC plc	22,204	482
*	Par Pacific Holdings Inc.	13,296	480
	CONSOL Energy Inc.	5,564	478
	ChampionX Corp.	15,026	467
	California Resources Corp.	8,446	441
	Vitesse Energy Inc.	19,197	436
	PBF Energy Inc. Class A	9,232	431
	Arch Resources Inc.	2,568	425
	Range Resources Corp.	12,791	404
	Helmerich & Payne Inc.	10,000	384
*	Gulfport Energy Corp.	2,640	375
	CVR Energy Inc.	10,738	356
	Permian resources Corp.	22,121	344
	RPC Inc.	45,289	335
	Warrior Met Coal Inc.	5,877	335
	Civitas Resources Inc.	4,744	326
	Murphy Oil Corp.	7,970	316
	Peabody Energy Corp.	12,248	303
	Matador Resources Co.	4,573	289
	Select Water Solutions Inc.	32,004	273
*	Newpark Resources Inc.	42,333	272
	Kinetik Holdings Inc.	7,643	270
	Northern Oil & Gas Inc.	7,107	254
	Noble Corp. plc	5,062	212
*	REX American Resources Corp.	4,493	198
*	DMC Global Inc.	11,369	190
*	DNOW Inc.	13,431	190
*	Helix Energy Solutions Group Inc.	20,140	181
*	ProPetro Holding Corp.	23,838	176
	SandRidge Energy Inc.	12,278	160
	Magnolia Oil & Gas Corp. Class A	5,500	125
	Evolution Petroleum Corp.	16,625	97
*	MRC Global Inc.	6,800	78

		Shares	Market Value ($000)
*	Tidewater Inc.	1,000	70
			28,429
Financials (19.2%)
	American International Group Inc.	35,454	2,584
	Aflac Inc.	30,170	2,436
	Apollo Global Management Inc.	20,781	2,323
	MGIC Investment Corp.	112,220	2,232
	Popular Inc.	24,410	2,043
	Hartford Financial Services Group Inc.	19,617	1,880
	JPMorgan Chase & Co.	10,092	1,878
	OFG Bancorp	43,106	1,561
	OneMain Holdings Inc.	28,858	1,363
	Bank OZK	31,103	1,362
	Old Republic International Corp.	37,675	1,091
	W R Berkley Corp.	11,359	950
	Cboe Global Markets Inc.	4,942	949
	Primerica Inc.	3,704	908
	Bank of New York Mellon Corp.	15,592	875
	Wells Fargo & Co.	15,226	846
	Radian Group Inc.	28,830	840
	Fulton Financial Corp.	53,691	827
	First BanCorp (XNYS)	47,797	812
	Unum Group	14,103	697
	Employers Holdings Inc.	14,755	674
*	NMI Holdings Inc. Class A	22,407	674
	CNO Financial Group Inc.	25,177	672
	Enact Holdings Inc.	23,485	651
*	Mr Cooper Group Inc.	8,741	623
	International Bancshares Corp.	11,811	613
	Cathay General Bancorp	15,094	589
	Bank of NT Butterfield & Son Ltd.	19,312	577
	Preferred Bank	7,921	569
	Fidelity National Financial Inc.	11,143	564
*	Genworth Financial Inc. Class A	90,852	559
	Evercore Inc. Class A	2,971	556
	Amalgamated Financial Corp.	23,566	544
	Globe Life Inc.	3,920	498
*	Enstar Group Ltd.	1,614	497
	Jefferies Financial Group Inc.	11,544	483
	Pathward Financial Inc.	9,172	466
	PennyMac Financial Services Inc.	5,328	453
*	Axos Financial Inc.	8,312	433
	WaFd Inc.	14,424	393
	Assured Guaranty Ltd.	4,273	391
	SLM Corp.	18,594	387
	1st Source Corp.	7,672	382
	Westamerica BanCorp	8,264	378
	Corebridge Financial Inc.	14,860	369
	Victory Capital Holdings Inc. Class A	9,397	361
	QCR Holdings Inc.	6,305	359
	Virtu Financial Inc. Class A	19,673	355
	City Holding Co.	3,327	334
	Merchants Bancorp	7,435	319
	Banco Latinoamericano de Comercio Exterior SA Class E	11,417	319
	State Street Corp.	3,986	294
	Equitable Holdings Inc.	8,480	290
	Navient Corp.	17,317	282
	Central Pacific Financial Corp.	14,763	276

		Shares	Market Value ($000)
	S&T Bancorp Inc.	7,987	249
	Federal Agricultural Mortgage Corp. Class C	1,254	224
	First Financial Corp.	5,896	220
	LPL Financial Holdings Inc.	805	216
	BOK Financial Corp.	2,510	213
	FirstCash Holdings Inc.	1,625	186
	Principal Financial Group Inc.	2,197	178
	CNA Financial Corp.	4,018	177
	Hanmi Financial Corp.	10,594	160
	RenaissanceRe Holdings Ltd.	704	158
	Old Second Bancorp Inc.	10,378	139
	Brookline Bancorp Inc.	12,751	125
*	Texas Capital Bancshares Inc.	1,955	115
	Affiliated Managers Group Inc.	712	111
	WSFS Financial Corp.	2,368	100
	BankUnited Inc.	3,598	97
	TrustCo Bank Corp. NY	3,526	96
	Southside Bancshares Inc.	2,626	75
	ConnectOne Bancorp Inc.	3,272	65
	Berkshire Hills Bancorp Inc.	2,915	63
	Great Southern Bancorp Inc.	1,111	58
	Ameriprise Financial Inc.	136	55
			47,721
Health Care (6.9%)
	AbbVie Inc.	15,093	2,657
	HCA Healthcare Inc.	5,477	1,707
	Gilead Sciences Inc.	23,579	1,700
*	Regeneron Pharmaceuticals Inc.	1,442	1,393
*	Vertex Pharmaceuticals Inc.	2,978	1,253
	Cardinal Health Inc.	10,614	1,189
	Cigna Group	2,906	977
	Merck & Co. Inc.	7,258	923
	Elevance Health Inc.	1,703	854
*	Molina Healthcare Inc.	1,229	484
*	Collegium Pharmaceutical Inc.	11,535	424
*	Catalyst Pharmaceuticals Inc.	25,290	405
*	Amneal Pharmaceuticals Inc.	70,369	388
*	OraSure Technologies Inc.	49,062	353
*	Medpace Holdings Inc.	842	335
*	Centene Corp.	4,000	314
*	Owens & Minor Inc.	11,854	288
*	Exelixis Inc.	11,572	253
*	PetIQ Inc.	12,039	219
	Bristol-Myers Squibb Co.	4,140	210
*	CorVel Corp.	773	189
*	Ironwood Pharmaceuticals Inc.	13,238	125
	Chemed Corp.	195	122
*	Inmode Ltd.	5,044	111
*	Hims & Hers Health Inc.	6,308	82
	HealthStream Inc.	2,717	74
*	Jazz Pharmaceuticals plc	620	74
*	Amphastar Pharmaceuticals Inc.	1,124	52
*	Lantheus Holdings Inc.	723	47
			17,202
Industrials (17.1%)
	FedEx Corp.	6,959	1,733
	PACCAR Inc.	12,982	1,440

		Shares	Market Value ($000)
*	Fiserv Inc.	8,422	1,257
	Caterpillar Inc.	3,643	1,217
	Owens Corning	7,903	1,184
	Allison Transmission Holdings Inc.	13,929	1,049
	Griffon Corp.	12,281	877
*	Builders FirstSource Inc.	4,143	809
	MSC Industrial Direct Co. Inc. Class A	7,576	765
	American Express Co.	3,463	760
	Atkore Inc.	4,427	750
	Comfort Systems USA Inc.	2,392	731
*	GMS Inc.	7,929	708
	General Electric Co.	4,139	649
*	American Woodmark Corp.	6,367	638
*	Masterbrand Inc.	36,796	637
*	Sterling Infrastructure Inc.	5,747	613
	Acuity Brands Inc.	2,350	590
*	JELD-WEN Holding Inc.	32,178	586
	Terex Corp.	10,169	583
	Synchrony Financial	13,983	577
	Crane NXT Co.	9,744	569
*	TopBuild Corp.	1,400	563
	International Seaways Inc.	10,237	542
*	Teekay Corp.	71,520	541
	EMCOR Group Inc.	1,691	530
	Encore Wire Corp.	2,183	526
	Ardmore Shipping Corp.	32,398	526
	Kelly Services Inc. Class A	21,217	520
	Teekay Tankers Ltd. Class A	9,266	508
	United Rentals Inc.	715	496
*	TriNet Group Inc.	3,812	488
	Vontier Corp.	11,300	486
	Packaging Corp. of America	2,650	480
	Nordic American Tankers Ltd.	117,483	478
	Ryder System Inc.	4,178	477
	Scorpio Tankers Inc.	7,098	476
	DHT Holdings Inc.	42,642	461
	Patrick Industries Inc.	3,758	451
	Applied Industrial Technologies Inc.	2,295	436
	Accenture plc Class A	1,154	432
	Snap-on Inc.	1,536	423
*	IES Holdings Inc.	3,620	398
	Simpson Manufacturing Co. Inc.	1,868	390
*	Saia Inc.	672	387
	EnerSys	4,191	385
	Wabash National Corp.	14,111	385
*	Gibraltar Industries Inc.	4,962	384
	Moog Inc. Class A	2,535	380
*	Modine Manufacturing Co.	4,052	364
*	WEX Inc.	1,564	344
	Hubbell Inc.	884	337
	Powell Industries Inc.	1,752	325
*	Hub Group Inc. Class A	7,242	308
	ArcBest Corp.	2,137	305
*	Fair Isaac Corp.	234	297
	Insteel Industries Inc.	7,906	288
	Landstar System Inc.	1,501	285
	Eagle Materials Inc.	1,114	282
*	XPO Inc.	2,328	280

		Shares	Market Value ($000)
	SFL Corp. Ltd.	20,978	280
	AGCO Corp.	2,541	279
	Parker-Hannifin Corp.	500	268
	Quanex Building Products Corp.	7,741	268
	Covenant Logistics Group Inc.	5,366	261
	Matson Inc.	2,336	259
	REV Group Inc.	11,762	243
*	Core & Main Inc. Class A	4,916	235
	Preformed Line Products Co.	1,626	224
*	MYR Group Inc.	1,344	218
*	Beacon Roofing Supply Inc.	2,469	212
	Apogee Enterprises Inc.	3,695	211
	Deluxe Corp.	10,796	210
	Resources Connection Inc.	14,926	206
	Advanced Drainage Systems Inc.	1,228	200
	Pactiv Evergreen Inc.	13,111	193
*	AAR Corp.	2,656	177
	Genco Shipping & Trading Ltd.	8,607	176
	Carlisle Cos. Inc.	494	173
	Barrett Business Services Inc.	1,393	170
*	API Group Corp.	4,495	158
	Tennant Co.	1,300	147
	Brunswick Corp.	1,663	145
	LSI Industries Inc.	10,070	145
*	Manitowoc Co. Inc.	9,968	139
	WESCO International Inc.	901	135
*	Thermon Group Holdings Inc.	4,830	132
	Kforce Inc.	1,872	130
	Marten Transport Ltd.	6,889	130
	Standex International Corp.	733	127
	Expeditors International of Washington Inc.	1,052	126
	H&E Equipment Services Inc.	2,206	125
*	Cross Country Healthcare Inc.	6,480	118
*	Tutor Perini Corp.	9,676	110
	Franklin Electric Co. Inc.	1,049	109
	Werner Enterprises Inc.	2,610	105
*	Proto Labs Inc.	2,800	102
	JB Hunt Transport Services Inc.	484	100
	Carrier Global Corp.	1,702	95
*	FleetCor Technologies Inc.	338	94
*	O-I Glass Inc.	5,564	94
	Argan Inc.	1,886	88
	Pentair plc	1,100	86
	Kennametal Inc.	3,288	83
	Schneider National Inc. Class B	3,512	83
	Berry Global Group Inc.	1,263	74
	Enerpac Tool Group Corp.	2,127	72
	Graphic Packaging Holding Co.	2,601	67
	Ennis Inc.	3,061	62
	ManpowerGroup Inc.	866	62
	Robert Half Inc.	764	61
	Dorian LPG Ltd.	1,627	59
	nVent Electric plc	811	55
			42,567
Real Estate (0.4%)
*	Forestar Group Inc.	9,378	316
	Newmark Group Inc. Class A	28,018	302
	St. Joe Co.	5,565	300

		Shares	Market Value ($000)
*	CBRE Group Inc. Class A	853	79
			997
Technology (14.1%)
*	Alphabet Inc. Class C	21,297	2,977
	Meta Platforms Inc. Class A	5,951	2,917
	Applied Materials Inc.	12,236	2,467
	Lam Research Corp.	2,317	2,174
	International Business Machines Corp.	9,760	1,806
*	Adobe Inc.	2,554	1,431
	QUALCOMM Inc.	8,341	1,316
*	Palo Alto Networks Inc.	4,123	1,280
*	Alphabet Inc. Class A	8,925	1,236
*	Cadence Design Systems Inc.	3,844	1,170
	KLA Corp.	1,620	1,105
	Jabil Inc.	7,113	1,025
	Broadcom Inc.	750	975
*	Photronics Inc.	32,886	947
*	Salesforce Inc.	3,039	938
	NVIDIA Corp.	1,134	897
*	Insight Enterprises Inc.	3,368	633
	Amkor Technology Inc.	19,607	608
*	Dropbox Inc. Class A	24,756	593
	Apple Inc.	3,129	566
*	Synopsys Inc.	879	504
	Amdocs Ltd.	5,239	478
*	Daktronics Inc.	54,208	471
*	Kyndryl Holdings Inc.	20,747	456
	HP Inc.	15,792	447
*	Arrow Electronics Inc.	3,275	385
	Cognizant Technology Solutions Corp. Class A	4,635	366
	PC Connection Inc.	5,496	365
*	LiveRamp Holdings Inc.	9,663	338
*	Sanmina Corp.	4,964	314
	Adeia Inc.	27,708	314
*	ScanSource Inc.	6,693	289
	Skyworks Solutions Inc.	2,653	278
*	Qualys Inc.	1,593	274
*	CommVault Systems Inc.	2,674	256
	Xerox Holdings Corp.	12,851	240
	NetApp Inc.	2,465	220
	Science Applications International Corp.	1,490	209
*	ePlus Inc.	2,515	207
	Vishay Intertechnology Inc.	9,242	201
*	Workday Inc. Class A	639	188
	Oracle Corp.	1,362	152
*	CACI International Inc. Class A	381	143
*	Axcelis Technologies Inc.	1,193	134
*	Yelp Inc.	3,348	129
*	Mitek Systems Inc.	10,959	127
*	Pure Storage Inc. Class A	2,389	126
*	Super Micro Computer Inc.	143	124
	CTS Corp.	2,183	97
	Hewlett Packard Enterprise Co.	6,277	96
	A10 Networks Inc.	5,190	69
*	F5 Inc.	308	58
*	Cohu Inc.	1,539	49
			35,165

		Shares	Market Value ($000)
Telecommunications (2.3%)
	Cisco Systems Inc.	40,115	1,940
	Verizon Communications Inc.	34,180	1,368
	Comcast Corp. Class A	19,690	844
*	Arista Networks Inc.	2,126	590
	Bel Fuse Inc. Class B	6,744	351
	Spok Holdings Inc.	15,357	276
	InterDigital Inc.	1,536	164
	T-Mobile US Inc.	900	147
*	IDT Corp. Class B	2,555	95
			5,775
Total Common Stocks (Cost $198,714)			247,783
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 5.400% (Cost $917)	9,168	917
Total Investments (99.9%) (Cost $199,631)			248,700
Other Assets and Liabilities—Net (0.1%)			254
Net Assets (100%)			248,954
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2024	44	1,123	78
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.